Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
QDM Holdings Limited [Member]
Schedule of Related Party Transactions

The Company’s due from related party balance as of September 30 and March 31, 2020 is as follows:

	September 30, 2020	March 31, 2020
	US$	US$
Huihe Zheng	-	20,316
QDM International Inc.	10,009	-

Due to related party balance

The Company’s due to related party balance as of September 30 and March 31, 2020 is as follows:

	September 30, 2020	March 31, 2020
	US$	US$
Huihe Zheng	144,043	-
YeeTah Financial	38,200	24,628
Total	182,243	24,628

The Company’s subscription receivable due from a shareholder balances as of September 30, 2020 and March 31, 2020 and 2019 are as follows:

	September 30, 2020	March 31, 2020
	US$	US$
Huihe Zheng	48,718	48,718

The Group’s due from related party balance as of March 31, 2020 and 2019 is as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	20,316	-

The Group’s due to related party balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Siu Ping Lo	-	14,479
YeeTah Financial	24,628	57,425
Total	24,628	71,904

The Group’s due from a shareholder balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	48,718	-
Teik Hoe Chng	-	53,205